As filed with the Securities and Exchange Commission on November 6, 2023
1933 Act Registration No. 333-181615
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 40
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 684

Lincoln Naitonal Variable Annuity Account H
(Exact Name of Registrant)

American Legacy(R) Series

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on November 15, 2023, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 40 to the Registration Statement incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 39, which was filed with the U.S. Securities and Exchange Commission on September 14, 2023. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No.40 is filed solely for the purpose of designating November 15, 2023 as the new effective date of Post-Effective Amendment No. 39.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 6th day of November, 2023, at 12:46 pm.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy(R) Series

By: /s/ Carolyn Augur
Carolyn Augur
       Assistant Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Carolyn Augur
                                                                                                                                    Carolyn Augur
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in their capacities indicated on November 6, 2023, at 12:46 pm.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
*/s/ Christopher M. Neczypor Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
*/s/ Jayson Bronchetti Jayson Bronchetti	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/ Carolyn Augur, Pursuant to a Power of Attorney Carolyn Augur